UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.1%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,466,215
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,875	2,035,706

		5,501,921
Alaska — 0.7%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,231,820
Arizona — 1.2%
City of Show Low Arizona, Special Assessment Bonds, Improvement District No. 5, 6.38%, 1/01/15	10	10,179
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT, 6.30%, 10/01/14 (a)	2,060	2,079,467

		2,089,646
California — 20.3%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (b)	2,000	1,751,520
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,284,825
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,897,087
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	635	697,192
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, Series A, S/F:
5.25%, 8/15/39	80	85,335
5.25%, 8/15/49	195	206,944
California Pollution Control Financing Authority, RB (c):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	620	627,601
Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB (c) (concluded):
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	$515	$529,899
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	730	748,235
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	1,090	1,181,636
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	400	454,288
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	209,383
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	545	608,989
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (b)	2,525	1,419,202
San Marino Unified School District, GO, Series A (NPFGC) (b):
0.00%, 7/01/17	1,820	1,757,592
0.00%, 7/01/18	1,945	1,840,145
0.00%, 7/01/19	2,070	1,907,484
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	5,520	6,071,503
State of California, GO, Various Purposes:
6.00%, 3/01/33	1,265	1,517,709
6.50%, 4/01/33	7,325	8,910,496
State of California Public Works Board, LRB:
Series I, 5.00%, 11/01/38	405	444,241
Sub-Series I-1, 6.38%, 11/01/34	600	723,528

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	$1,520	$1,470,022

		36,344,856
Colorado — 1.5%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,105,883
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	558,486
University of Colorado, RB, Series A, 5.38%, 6/01/38	920	1,055,037

		2,719,406
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	627,530
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,156,805

		2,784,335
District of Columbia — 2.8%
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (b)	10,170	3,705,236
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	255	270,693
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,074,670

		5,050,599
Florida — 5.4%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,430	1,435,348
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	1,725	1,867,140
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	$545	$611,572
County of Hillsborough Florida IDA, RB, National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,380	1,381,394
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 0.00%, 10/01/37 (b)	1,765	533,471
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/37	330	355,209
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,525	1,827,911
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	470	320,850
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,260	1,260,302

		9,593,197
Georgia — 0.7%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	420	471,353
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	740	824,767

		1,296,120
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	753,420
Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,003,160
Illinois — 16.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,500	2,813,050
Series C, 6.50%, 1/01/41	2,935	3,511,434

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	$1,615	$1,640,937
City of Chicago Illinois, GO, Refunding Project, Series A, 5.25%, 1/01/32	2,290	2,395,500
City of Chicago Illinois, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	574,170
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	410	439,065
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	600	608,412
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,350	1,367,928
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,645	3,807,531
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	458,167
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	800	894,384
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	1,165	1,266,611
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (b)	9,555	1,778,854
Series B (AGM), 5.00%, 6/15/50	2,230	2,317,706
Series B-2, 5.00%, 6/15/50	1,260	1,309,254
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	267,559
6.00%, 6/01/28	500	581,960
State of Illinois, GO:
5.00%, 2/01/39	810	816,091
Series A, 5.00%, 4/01/38	1,920	1,938,701
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	348,437
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	425	460,547
Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A (concluded):
5.00%, 4/01/44	$520	$561,324

		30,157,622
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	461,575
7.00%, 1/01/44	1,000	1,114,880
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,841,538
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	232,511
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	763,058
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	446,863
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,846,617
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	565	638,354
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	640	700,410

		8,045,806
Iowa — 2.2%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	485	509,847
5.50%, 12/01/22	1,175	1,225,172
5.25%, 12/01/25	230	242,404
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	885	934,109

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	$1,270	$1,049,553

		3,961,085
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,238,760
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	520	564,886
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	635	407,937

		972,823
Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	420	468,107
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	2,500	2,781,125
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	310	325,918
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	557,971
5.25%, 5/15/31	435	466,755
5.25%, 5/15/32	555	589,926
5.25%, 5/15/33	600	634,908
5.25%, 5/15/35	255	270,983

		6,095,693
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	157,998
Municipal Bonds	Par (000)	Value
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$220	$233,783
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	605	660,454
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,095	1,198,171

		2,092,408
Massachusetts — 3.2%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	845	967,449
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42	1,155	1,168,132
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	394,211
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,106,468
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	985	1,023,533

		5,659,793
Michigan — 3.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	790	767,208
Series A, 5.25%, 7/01/39	2,235	2,189,272
Series B (AGM), 7.50%, 7/01/33	460	503,415
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	735,989

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	$1,520	$1,638,058

		5,833,942
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,821,497
Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	136,819
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	139,794

		276,613
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,701,100
New Jersey — 3.4%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	1,040	1,086,561
5.25%, 9/15/29	990	1,019,997
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,220,231
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,025	1,135,351
Series B, 5.25%, 6/15/36	1,235	1,343,137
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Rutgers—The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$265	$294,092

		6,099,369
New York — 7.6%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	740	807,059
County of Westchester Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	687	729,829
Dutchess County Industrial Development Agency, Refunding RB, 5.00%, 8/01/46	2,800	2,773,512
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,189,996
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,405,801
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	1,270	1,411,427
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	615	677,084
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	749,730
6.00%, 12/01/42	630	722,786
Sales Tax Asset Receivable Corp., Refunding RB, Series A (AMBAC), 5.25%, 10/15/27	3,200	3,231,904

		13,699,128
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	705	778,504

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$305	$338,196

		1,116,700
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	350	373,111
Pennsylvania — 2.7%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	645	652,560
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,830	2,097,784
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	1,500	1,500,555
State of Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	640,832

		4,891,731
South Carolina — 2.2%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,780,185
State of South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	1,885	2,087,034

		3,867,219
Tennessee — 2.6%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	782,150
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	1,225	1,227,585
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
County of Shelby Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Childrens Research Hospital, 5.00%, 7/01/31	$2,500	$2,641,750

		4,651,485
Texas — 6.7%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,070	1,200,839
Sub-Lien, 5.00%, 1/01/33	180	187,330
Sub-Lien, 5.00%, 1/01/42	160	164,250
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	605,310
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	240	266,369
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (a)	1,380	1,741,477
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (b):
0.00%, 9/15/40	2,525	713,388
0.00%, 9/15/41	1,395	373,748
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	320	357,459
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (b)	1,015	302,977
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	3,020	3,203,163
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,165	1,383,566

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (concluded):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,300	$1,526,083

		12,025,959
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, 6.50%, 6/15/32	80	81,033
Virginia — 3.1%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,561,800
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	427,776
6.00%, 1/01/37	2,325	2,592,700

		5,582,276
Washington — 0.7%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,195	1,345,881
Wisconsin — 3.1%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,271,166
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,332,330

		5,603,496
Total Municipal Bonds — 109.7%		196,721,008

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 7.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44 (a)	1,640	1,975,721
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
California (concluded)
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	$1,335	$1,506,014
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,770	5,304,574
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,968	3,250,542
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,293,330
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	637,425

		13,967,606
Colorado — 2.5%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,870	1,948,689
Series C-7, 5.00%, 9/01/36	1,200	1,250,676
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,080	1,229,726

		4,429,091
Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,299	2,507,398
Series X-3, 4.85%, 7/01/37	2,362	2,565,985

		5,073,383
Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,142,292
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,824,216

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$3,211	$3,552,811
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	1,019	1,158,326
New York — 8.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	926,488
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	3,299	3,693,681
Hudson Yards Infrastructure Corp., RB, Senior Bond, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	810	921,405
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	5,400	5,950,152
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	3,250	3,643,380

		15,135,106
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	893,056
Ohio — 4.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,735,596
Texas — 5.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,381,414
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	3,363	3,745,591
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Texas (concluded)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,710	$1,882,094
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,800	2,017,599

		9,026,698
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,394	1,482,670
Virginia — 2.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,729	3,027,465
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,660,443

		4,687,908
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,502,426
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series C, 5.25%, 4/01/39 (f)	2,859	3,048,525
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 42.8%		76,659,710
Total Long-Term Investments (Cost — $249,329,015) — 152.5%		273,380,718

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	2,124,609	2,124,609
Total Short-Term Securities (Cost — $2,124,609) — 1.2%		2,124,609

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $251,453,624*) — 153.7%	$275,505,327
Other Assets Less Liabilities — 1.3%	2,312,480
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.3%)	(43,577,073)
VMTP Shares, at Liquidation Value — (30.7%)	(55,000,000)

Net Assets Applicable to Common Shares — 100.0%	$179,240,734

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$208,694,039

Gross unrealized appreciation	$24,493,043
Gross unrealized depreciation	(1,249,814)

Net unrealized appreciation	$23,243,229

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Zero-coupon bond.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to February 15, 2031 is $8,468,495.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at July 31, 2014	Income
FFI Institutional Tax-Exempt Fund	944,029	1,180,580	2,124,609	$74

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(136)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$16,946,875	$146,435

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$273,380,718	—	$273,380,718
Short-Term Securities	$2,124,609	—	—	2,124,609

Total	$2,124,609	$273,380,718	—	$275,505,327

[1] See above Schedule of Investments for values in each state or political subdivision.

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$146,435	—	—	$146,435

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$186,000	—	—	$186,000
Liabilities:
TOB trust certificates	—	$(43,568,059)	—	(43,568,059)
VMTP Shares	—	(55,000,000)	—	(55,000,000)

Total	$186,000	$(98,568,059)	—	$(98,382,059)

There were no transfers between levels during the period ended July 31, 2014.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JULY 31, 2014	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date:	September 25, 2014